7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

September 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Variable Portfolios, Inc.
(the “Registrant”)
(File Nos. 333-05173; 811-07651)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated August 22, 2014, to the Registrant’s Class ADV, Class I, Class S, and Class S2 Prospectus dated May 1, 2014, as supplemented for Voya Emerging Markets Index Portfolio.

The purpose of the filing is to submit the 497(e) filing dated August 22, 2014 in XBRL for Voya Emerging Markets Index Portfolio.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

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